Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Common Stock [Member] Common Stock Subject to Mandatory Redemption [Member]	Additional Paid-in Capital [Member]	Warrant [Member]	Retained Earnings [Member]	Total
Balance, value at Dec. 31, 2020	$ 108,000		$ 252,561,000	$ 10,401,000	$ (232,153,000)	$ 30,917,000
Balance, shares at Dec. 31, 2020	48,187,463
Net loss					(29,920,000)	(29,920,000)
Issuance of ordinary shares
Issuance of ordinary shares, shares	28,334
Issuance of ordinary shares and warrants, net of issuance costs of $2.2 million	$ 27,000		30,925,000			30,952,000
Issuance of ordinary shares, net of issuance costs of $2.2 million, shares	8,971,790
Exercised warrants	$ 36,000		20,974,000	(4,347,000)		16,663,000
Exercised warrants, shares	11,523,997
Expired warrants			2,927,000	(2,927,000)
Issuance of ordinary shares subject to possible redemption		$ 1,598,000
Issuance of ordinary shares subject to possible redemption, shares		615,366
Share-based compensation			1,968,000			1,968,000
Balance, value at Dec. 31, 2021	$ 171,000	$ 1,598,000	309,355,000	3,127,000	(262,073,000)	50,580,000
Balance, shares at Dec. 31, 2021	68,711,584	615,366
Net loss					(32,304,000)	(32,304,000)
Issuance of ordinary shares and warrants, net of issuance costs of $2.2 million						5,000,000
Expired warrants			3,127,000	(3,127,000)
Reclassification of redemption shares into ordinary shares	$ 2,000	$ (1,598,000)	1,596,000			1,598,000
Reclassification of redemption shares into ordinary shares, shares	615,366	(615,366)
Share-based compensation to employees and service provider			2,555,000			2,555,000
Share-based compensation to employees and servicve provider, share	34,258
Employee exercise of stock options	$ 1,000		21,000			$ 22,000
Employee erercise of stock opyions, shares	388,909					388,909
Balance, value at Dec. 31, 2022	$ 174,000		$ 316,654,000		$ (294,377,000)	$ 22,451,000
Balance, shares at Dec. 31, 2022	69,750,117